Acorn

                           The Acorn Family of Funds


                                                First Quarter Report
                                                --------------------------------
                                                                  March 31, 1997


Managed by Wanger Asset Management, L.P.

Acorn Family of Funds First Quarter Report 1997
     .Table of Contents


Squirrel Chatter
     .Excerpt from
     A Zebra in Lion Country by Ralph Wanger                                   1

Acorn USA
     .In a Nutshell                                                            4
     .Performance at a Glance                                                  5
     .Major Portfolio Changes                                                 10
     .Statement of Investments                                                11

Acorn Fund
     .In a Nutshell                                                            6
     .Performance at a Glance                                                  7
     .Major Portfolio Changes                                                 13
     .Statement of Investments                                                15
     .Foreign Portfolio Diversification                                       21

Acorn International
     .In a Nutshell                                                            8
     .Performance at a Glance                                                  9
     .Major Portfolio Changes                                                 22
     .Statement of Investments                                                25
     .Portfolio Diversification                                               32

A Zebra in Lion Country: Ralph Wanger's Investment Survival Guide (Simon & Schuster) is now available in bookstores nationwide. All of the investment philosophies and techniques that have guided Mr. Wanger over the past 25 years are revealed in this book. As readers of his quarterly shareholder reports have come to expect, Mr. Wanger has included lively anecdotes, metaphors and stock stories that make the book fun to read (Absolutely no algebra required.)

How can you get your copy?

1. Purchase a copy at your local bookstore

2. Call 1-800-888-4741 to order your copy directly and receive about 25% off the suggested retail price.

3. Send a new investment of $5,000 or more for a new or existing Acorn Fund, Acorn International or Acorn USA account between April 1, 1997 and Flag Day (June 14, 1997), and Wanger Asset Management will automatically send you a book for FREE.

Frankly, we like the last option the best.

We hope you share our excitement over this event. Our shareholders are very important to us, and we look forward to a long and mutually rewarding relationship with you.

 .Squirrel Chatter

A Zebra in Lion Country by Ralph Wanger is worth a special run to the bookstore...Not only is it entertaining and well written, but you'll get market-tested, proven and profitable advice about managing your money in stocks and mutual funds. --Terry Savage, Chicago Sun-Times, April 13, 1997

Market volatility characterized the first quarter of 1997. We thought you would appreciate this timely excerpt from Mr. Wanger's new book.

Is There a Pattern?

Why do we fall for such tricks and listen to market forecasters who are no better than astrologers? Because the human mind is a pattern-seeking mind. We are all descended from people who are good pattern finders, because at some point our ancestors were walking around with some fellow hunters and there was a little rustle in the tall grass a hundred feet ahead. And Og said, "That's the wind," and Magog said, "I think it's a leopard." And Og marched forward and was leopard lunch. Your ancestor is Magog, who read that rustle aright. We're all descended from people who were very good at finding patterns in things.

     All of us at some point in our lives lie down on our back on a hillside and look up at the sky and see objects or creatures in the clouds. At least, I hope everyone has done that. It's an excellent thing to do. You will see patterns in the clouds -- horses, whales, faces.

     You'll see them because we're genetically trained to be pattern recognizers. If you ask a computer scientist what people can do very readily that computers have a tough time doing, the answer will be pattern recognition. You or I could recognize any of thousands of faces instantly. You won't remember all their names, but if you've seen a face before, you'll recognize it. Computers have a very difficult time with pattern recognition. The human brain is itself a very good computer, programmed to perform functions like that. It was damned important to know if that rustle ahead was the wind or a leopard, or if those three men in uniform coming toward you were from your army or theirs.

     In the investment world, however, extrapolating patterns from historical data is unreliable because of the constantly changing nature of that world. We all accept the cliche that the pace of change has accelerated, but I wonder if what that really means has sunk in.

     The institutionalization of the market, for example, has had a profound effect on market behavior. Individual investors tend to hold on to their stocks; institutions have been turning over their portfolios almost 100 percent a year. They may not be trying to time the market -- many professional managers stay fully invested -- but they are constantly changing the names in their portfolios. The incessant stock switching that has taken hold among many professional managers is like a bride's announcing at the wedding reception that she is already planning her divorce. Furthermore, individuals make sales at scattered times, while institutions tend to act in unison. We're back to the herd of zebras, responding similarly to any given stimuli.

     This time, the zebras are in a canyon, with the lion asleep at the head wall. Every zebra is going to munch grass right up to the lion's nose, then bolt down the trail just before the lion pounces. Unfortunately, it is a narrow trail, and in fact, the zebras will pile up in a helpless clot at the first narrow point and become instant steak tartare. Many large institutions, responsible for billion-dollar portfolios and dealing in often illiquid markets, claim that they can make a quick switch from stock to stock or stocks to cash, and vice versa. No way. The result is the highly volatile market we have today. It makes very large, very abrupt moves that create impossible situations for timers. By the time they have figured out what's going on, it's already too late.

     The effect of the globalization of economies and markets--to a degree that far surpasses that of even ten years ago--has had an enormous impact on what happens in our own market. The shift from an industrial to a service economy has also made older data suspect. Wall Street

 .Squirrel Chatter

--------------------------------------------------------------------------------
Beware of False Metaphors

When you stop to think about it, all investing rests on metaphors. Your broker calls you and says, "This is Murray. I've got a stock here that's going to be the next Intel." That's a metaphor. Metaphors are ways of finding common patterns between dissimilar things.

     As essential as metaphors are for investors, therefore, they require critical analysis. In December 1994 the Mexican peso collapsed. The Mexican economy reeled. The Mexican stock market tanked. ("Collapsed," "reeled," and "tanked" are all metaphors, if that's of any interest.) Investors then sold stocks in Argentina, causing a drop in prices and a run on Argentina's peso. There was no problem with the Argentine economy or banking system. Investors had simply assumed a metaphor: "They speak Spanish and use pesos as money, so they are the same." Never mind that Buenos Aires is 4,609 airline miles away from Mexico. Often those who believe in false metaphors create opportunities for those who think a bit harder.

     Bad metaphors trap investors all the time. How often do we read, "This market is just like the market in April 1966?" There are similarities, sure, but not enough to bank on them. Chart reading is a metaphor. Momentum investing is another. In fact, almost all models that forecast the future have to be viewed suspiciously. That is why at Acorn we established a powerful and far-reaching group, the Metaphor Committee, whose ruthless and unsleeping members can pounce at any time, crushing an overworked simile or dismembering a mixed metaphor.

     The most complex area in which the committee operates is criticism of mathematical models that predict stock price behavior. It has become popular in recent years to put one's metaphor into a series of equations that can then be run on a computer, adding the veneer of infallibility provided by neatly typed-out rows of numbers.

     All models have an inherent limitation on their validity, the Cricket Limit. There is a nearly perfect mathematical fit between air temperature and the pitch at which crickets chirp. As the temperature drops down to about 50/o/, crickets chirp more slowly. One might expect the pitch to decline further as the night cools from 50/o/ to 45/o/. This doesn't happen; under 50/o/, the cricket packs it in and stops chirping altogether.

     No matter how reliable the relationship of two variables has been (such as interest rates and inflation), there is no reason to think the relationship will hold for previously unknown levels (as happens when inflation rates soar).

--------------------------------------------------------------------------------

inventions such as program trading and derivatives have introduced new factors that have further muddied the picture. Lately, the influx of hundreds of billions of dollars into mutual funds has tossed in another fresh element.

     All those indicators that are supposed to tell you when the bull market is over can, again, be unreliable extrapolations of past behavior. As a prime example, in October 1992 the dividend yield of the S&P 500 fell below 3 percent, and it has been common wisdom that whenever that occurs, the market is ready for a tumble. It always happens, proclaimed the soothsayers (citing 1987 as another instance), and it always will. When the bear didn't pounce, the timers blamed dropping interest rates and rising corporate earnings but declared they were only stalling the inevitable. But still no great correction came, even though the yield stayed under 3 percent. By March 31, 1997,

                                                                               A
                                                                               I
                                                                               U

If you ask a computer scientist what people can do very readily that computers have a tough time doing, the answer will be pattern recognition.

the dividend yield on the S&P 500 hit a record low of 1.9 percent, while the market was still making new highs.

     By that time the pundits had changed their tune. Well, maybe the old signal isn't valid anymore, after all. Now the argument runs: "Investors currently want appreciation more than income, so companies are using their earnings to expand operations or buy back stock, and dividend payouts are going to stay low from now on." (No one has challenged this reasoning, though stocks are increasingly owned by tax-exempt holders who are happy to get dividends, and less by individuals who have to pay taxes on them.) As Wharton professor Jeremy Siegel wrote in his book Stocks for the Long Run, "Any yardstick for stock valuation, even one with a sound theoretical basis or one that has worked for more than a century, can stop working."

     Meanwhile, a good number of portfolio managers, observing the low dividend yield and other negative signs, moved heavily into bonds and cash, and their performance suffered, in some cases for several years. (One celebrity casualty of the urge to time: Jeff Vinik, late of the Fidelity Magellan fund, who in late 1995 and early 1996 shifted a good part of his portfolio from stocks into bonds, expecting the former to correct and the latter to rally. Wrong on both counts, he was soon no longer employed by Fidelity). Eventually the Cassandras will prove right -- bear markets have not been repealed -- but it is very doubtful that the timers will be any better off at the end of the day than if they had just stayed in the stocks of companies they liked. Even the timers with the best records concede that they have added no return to a buy-and-hold policy; their claim is that since they are often in cash, they achieve their returns with lower volatility.

     The stock market, at least in the short run, responds to many factors besides profits and dividends. Inflation and interest rates, supply of new stock underwritings, the money supply, investor confidence, governmental actions, and international events are all factors that interact with one another in subtle, changing, and unpredictable ways. What we have, really, is a complex system with lags and multiple feedback loops.

     All such systems share certain characteristics that hinder predictive accuracy. Behavior can be counterintuitive. The long-term response will often be the opposite of a short-term response. (Price and wage controls bring down the rate of inflation at first but then create distortions that make the situation worse.) Trying to predict what will happen to a complex system by looking at only one part of it leads to inaccurate conclusions. (Trying to predict the market by watching corporate profits alone is a perfect example.) Setting policy to optimize one part of the system often produces poor results for the total system. (Environmental rules to reduce auto exhaust emissions cause large increases in gasoline consumption, so the effect on the total system may be negative.)

     One might think, for example, that at least the state of the economy would provide a road map to securities prices, but as Peter Lynch has said, "I spend about fifteen minutes a year on economic analysis. The way you lose money in the stock market is to start off with an economic picture." Market levels simply have little to do with whether the economy is up 3 percent or down 1 percent. They have a great deal to do with cash flow into and out of markets. Every study shows that the stock market is a reliable lead indicator of where the economy is headed, but it's no help trying to look at events the other way round. You simply have to buy stocks you believe in because you think you've found people who have an important reason to be in business, and then you have to stick with them as long as your faith in them remains.

     But nothing seems to stop people from trying to call the market's direction. I sometimes think they are less interested in making money than they are in proving their brilliance. "The market has a will of its own, does it? Very well, I'll tame it and show who's boss." It's a silly challenge. When the market's going down, it's not because you are stupid. And when it's going up, it's not because you are smart.

-------------------------------------------------------------------------------

From A ZEBRA IN LION COUNTRY by Ralph Wanger with Everett Mattlin. Copyright (C) 1997 by Ralph Wanger. Published by Simon & Schuster, New York, $25.00. Reprinted by permission.

                                                                               U

Acorn USA
    .In a Nutshell


Small-cap stocks took a beating last quarter. The small-cap Russell 2000 index sank over 5%, and Lipper's Small Company Growth Funds Index cratered nearly 10%. Acorn USA held its ground better than most, falling only 1.5%. Since its launch date last September, Acorn USA is up 14.8%, just less than the S&P 500's gain, but more than quadruple the Russell 2000's return.

     Our star performer was Applied Industrial Technologies. The stock (formerly known as Bearings) gained a princely 26% in the quarter. A large acquisition is expected to ratchet up earnings at this industrial component distributor. Other winners were Respironics (manufactures pumps that help apnea sufferers breathe while asleep) and Data Transmission (provides satellite-delivered agricultural data and analysis to farmers).

     Oil stocks took a spill last quarter. Warmer than expected winter weather sent petrol prices plunging, tripping up Seagull Energy and Tesoro. Both are savvy operators, with new oilfields coming on stream to stem the ill effects of today's cruddy crude prices.

    Tech stocks went to heck in the first quarter. Worst hit were the fancy-multiple glamour stocks favored by momentum investors and Internet chatterers. We avoided most of the tech wreck, being underweight in tech overall and completely weightless in the sexy tech symbols beloved of the technology papparazzi. Our favorite tech companies are plain Janes like Kronos and Act Manufacturing, with their proven niche products, sustainable growth rates and cheap stock prices.

    The stock market has been sloppy so far this year. We look at the stock market's wriggles like we would a solar eclipse. We may give them a glance, but we're careful not to stare. Instead, we spend our time calling on managements, visiting companies and digging through financial statements in search of thriving well-priced stocks for your Fund.

/s/ Robert A. Mohn
----------------------
Robert A. Mohn
Lead Portfolio Manager

Fund Assets as of 3/31/97: $86.9 million
     .Acorn USA Top 10 Holdings

CalEnergy                              8.4%
Power Plants

Coast Savings                          7.3%
California Savings & Loan

Data Transmission                      5.1%
Data Services for Farmers

Applied Industrial Technologies        4.4%
Distributes Industrial Components

HealthCare Compare                     4.1%
Managed Care Services

Royal Caribbean Cruise                 3.9%
Exotic Cruises

C-Tec                                  3.6%
Cable TV/Local Telephone

United Cities Natural Gas              3.3%
Natural Gas Distributor

Wackenhut                              3.3%
Prison Management

Schnitzer Steel                        3.3%
Scrap Steel Processor

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


                                  Fund
   --------------------------------------------------------------------------
                                     facts

Remember, you can use your touch-tone telephone to obtain your fund account balance(s) 24 hours a day. Simply call 1-800-962-1585 and follow the easy automated instructions.

 .Performance at a Glance

                                                                               U
Acorn USA Portfolio Diversification
    .as a % of net assets, as of 3/31/97

[PIE CHART APPEARS HERE]

     Information                   17.8%
     Health Care                   11.1%
     Consumer Goods/Services        8.2%
     Finance                       12.2%
     Industrial Goods/Services     21.2%
     Energy/Minerals               23.2%
     Cash                           6.3%
                                  -----
                                  100.0%


Relative Performance
------------------------------------------------------------
                                1st quarter   since inception
                                       1997          (9/4/96)
Acorn USA                             -1.5%             14.8%
Russell 2000                          -5.2%              3.4%
S&P MidCap 400                        -1.5%              9.0%
S&P 500                                2.7%             16.8%
Dow-Jones                              2.6%             18.7%
Lipper Small Company Growth
 Funds Index                          -9.4%             -5.1%

The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P
500. The S&P 500 is a broad market-weighted average, blue-chip dominated. The Dow Jones Industrial Average includes 30 large companies. The beginning value used to compute the Dow Jones "since inception" return in the chart above is as of 8/31/96. The Lipper Small Company Growth Funds Index is composed of the 30 largest small company growth funds tracked by Lipper Analytical Services. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/97: $11.48
-----------------------------------------

                                    Did You                                    U
--------------------------------------------------------------------------------
                                           Know?
You can now open a new Acorn account by wire. Simply call 1-800-962-1585 to obtain an account number and wiring instructions.

After your account is open you may easily add to it by:

     .wiring money from your bank

     .exchanging from one Acorn account to another

     .mailing your check with the stub from one of your account statements, with a slip from your Acorn investment booklet or with a letter of instruction.

Please remember the Acorn funds do not accept third party checks.

A

Acorn Fund
    .In a Nutshell


Acorn Fund weathered a stormy first quarter. The fund outperformed the small cap averages, losing 2.5 percent in the quarter, while the Russell 2000 slid 5.2 percent. The larger capitalization Dow Jones Industrials and S&P 500 each managed more than a two percent rise.

     Our winners were literally all over the map. AES, a global power producer, and its affiliate AES China Generating, turned on electrifying 20+ percent performance. Genting International, our Malaysian cruise and gaming investment, hit the jackpot, paying off with a 23% jump. Nearer to home, Royal Caribbean & Carnival cruised into port with double-digit gains.

     Broadcasters International Family Entertainment & Data Transmission scored boffo ratings, rising 31 and 18 percent. Acquisitions are back in vogue; we benefited when BankOne charged in to buy First USA's credit cards and Reed Elsevier tapped into MDL Information Systems.

     On the losing side of the ledger, Thermo Electron, HBO & Co and Harley-Davidson all hit speedbumps. Financial stocks gave back some of their great profits, while technology short-circuited. Our underweight position in technology and focus on downstream technology groups aided our relative performance. Oil and gas companies also retreated after a winning 1996.

     We are proud of our long-term record, built by purchasing great businesses at attractive prices. Although we hate to see Acorn decline in any quarter, many of our peers fell over 10 percent in the first period. The Acorn team will not chase momentum stocks up and down. Instead of whiplash, we will strive to provide consistent long-run returns.

     Lastly, we are pleased to announce that Andrew Morley is joining us to cover domestic electronics and computers. Andrew has an MBA from Harvard and a BS in electrical engineering from Yale University. We look forward to his contribution to the Acorn funds.


/s/Charles P. McQuaid                  /s/ Terence M. Hogan
Charles P. McQuaid                     Terence M. Hogan
Co-Portfolio Manager                   Co-Portfolio Manager


Fund Assets as of 3/31/97: $2,803.4 million
    .Acorn Fund Top 10 Holdings

Carnival                            1.8%
Cruise Ship Line

AES Corporation                     1.8%
Global Power Producer

Liberty Media                       1.7%
CATV Programming

First USA                           1.5%
Credit Cards

Lincare Holdings                    1.5%
Home Health Care Services

HealthCare Compare                  1.5%
Managed Care Services

Harley Davidson                     1.3%
Motorcycle Manufacturer

Borders                             1.3%
Bookstores

Seagull Energy                      1.2%
Oil/Gas Producer

CalEnergy                           1.2%
Power Plants

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


          New
--------------------------------------------------------------------------------
              Prospectus

This month, the 1997 Acorn Family of Funds prospectus was mailed with the first quarter report to shareholders. (The funds saved on postage by consolidating the two mailings.) Look on prospectus pages 24-25 to meet your fund managers, and pages 38-43 for easy shareholder reference charts.

                                                                               A

 .Performance at a Glance


The Value of a $10,000 Investment in Acorn Fund
    .June 10, 1970 through March 31, 1997


[GRAPH APPEARS HERE]

  Average Annual Total Return
  ------------------------------------------
    1 Year  5 Years  10 Years   Life of Fund
     11.0%    15.2%     14.0%          16.5%

Acorn Fund Mountain Chart Plot Points

Date            Acorn Fund($)           S & P($)
----            -------------           --------
1970            10,000                  10,000
1971            17,828                  14,490
1972            19,368                  17,242
1973            14,765                  14,709
1974            10,691                  10,816
1975            13,945                  14,842
1976            23,045                  18,394
1977            27,168                  17,077
1978            31,777                  18,200
1979            47,790                  21,586
1980            62,594                  28,602
1981            58,005                  27,195
1982            68,208                  33,054
1983            85,389                  40,510
1984            89,045                  43,051
1985            117,142                 56,710
1986            136,843                 67,295
1987            142,923                 70,828
1988            178,370                 82,591
1989            222,681                 108,761
1990            183,674                 105,386
1991            270,641                 137,492
1992            336,210                 147,928
1993            444,889                 162,882
1994            411,750                 165,032
1995            497,407                 227,047
1996            609,569                 279,177
3/31/97         594,573                 286,661

This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the Standard & Poor's 500 Stock Index with dividends reinvested (source: Salomon Brothers Inc Stock Facts and Shaw Data Services, Inc.). Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn Fund Portfolio Diversification
    .as a % of net assets, as of 3/31/97

[PIE GRAPH APPEARS HERE]

Information                   17.9%
Health Care                    9.6%
Consumer Goods/Services        8.8%
Finance                       13.6%
Industrial Goods/Services      9.9%
Energy/Minerals               10.1%
Real Estate                    3.1%
Foreign                       20.0%
Cash                           7.0%
                             ------
                             100.0%


Relative Performance
--------------------------------------------------
                        1st quarter   Last 12 mos.
                               1997
Acorn Fund                    -2.5%          11.0%
Dow-Jones                      2.6%          20.5%
S&P 500                        2.7%          19.8%
S&P MidCap 400                -1.5%          10.6%
Russell 2000                  -5.2%           5.1%

The Dow Jones Industrial Average includes 30 large companies. The S&P 500 is a broad market-weighted average, still blue-chip dominated. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/97: $14.67
-----------------------------------------

                                                                               I
Acorn International
    .In a Nutshell


In the first quarter of 1997 a strategy of international diversification rewarded patient investors. While the average U.S. small-cap fund lost nearly 7% from January to March, the average international small-cap fund rose over 2%. Acorn International fully participated in the relative outperformance of its peer group, gaining 2.1% for the period.

    As always, good stock picks determined where we made our money. Capita Group, Rhoen Klinikum, Kempen and Genting International contributed mightily to overall results. We are amused by how little-known these companies are by large-cap investors, even in their home markets. It tells us that our investment philosophy of seeking tomorrow's blue chips is sound. We hope to hold them until they become household names, reaping the benefits of rising share prices along the way.

    Our losses this quarter were primarily in Japan. The Nikkei average (big stocks) dropped 7% while the Japanese over-the-counter average plunged 15% in the quarter in a demoralized market. When sentiment turns, the rebound should be sharp. While we also took a markdown on the currency translation of some foreign holdings, we see a stronger dollar as mostly positive for overseas markets. It helps many non-U.S. companies to compete and boosts their reported earnings, supporting their economies and their valuations.

    We are pleased to announce that Todd Narter is joining us to cover international technology stocks. Todd has spent the last eight years working in the semiconductor industry in Japan. He has an M.A. from Stanford in electrical engineering and a B.A. from the University of Texas. His unique expertise enhances our analytical capabilities and we look forward to having him on the team.

/s/ Leah Joy Zell

Leah Joy Zell
Co-Portfolio Manager




Fund Assets as of 3/31/97: $1,873.9 million
    .Acorn International Top 10 Holdings
WM Data                                        Sweden          3.0%
Computer Services/Consulting

T T Tieto                                      Finland         2.2%
Computer Services/Consulting

Rhoen Klinikum                                 Germany         1.7%
Hospital Management

Getronics                                      Netherlands     1.5%
Computer Consulting

Axime Ex Segin                                 France          1.3%
Computer Services

Serco Group                                    United Kingdom  1.1%
Facilities Management

Hennes & Mauritz                               Sweden          1.1%
Apparel Stores

Fresenius                                      Germany         1.0%
Dialysis Equipment/Solutions

Banca Fideuram                                 Italy           1.0%
Life Insurance/Mutual Funds

Getinge Industrier                             Sweden          0.9%
Sterilization/Disinfection Equipment


The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


          Fund
--------------------------------------------------------------------------------
               facts

 The Acorn funds have a free telephone exchange plan with a family of money market mutual funds. To find out more, call us at 1-800-9-ACORN-9 (1-800-922-6769).

                                                                              I
 .Performance at a Glance


The Value of a $10,000 Investment in Acorn International
    .September 23, 1992 through March 31, 1997


  Average Annual Total Return
         1 Year  3 Years   Life of Fund
         13.1%  9.1%  17.3%

                             [GRAPH APPEARS HERE]


                Acorn International Mountain Chart Plot Points


Date                          Acorn Int'l ($)                  EAFE ($)
----                          ---------------                  --------
09/23/92                      10,000                           10,000
09/30/92                      10,010                           10,000
12/31/92                      10,690                            9,614
03/31/93                      12,000                           10,767
06/30/93                      12,920                           11,849
09/30/93                      13,910                           12,635
12/31/93                      15,940                           12,745
03/31/94                      15,850                           13,190
06/30/94                      15,550                           13,864
09/30/94                      16,491                           13,877
12/31/94                      15,334                           13,736
03/31/95                      14,811                           13,992
06/30/95                      15,727                           14,093
09/30/95                      16,824                           14,681
12/31/95                      16,703                           15,275
03/31/96                      18,203                           15,717
06/30/96                      19,593                           15,965
09/30/96                      19,362                           15,945
12/31/96                      20,133                           16,199
03/31/97                      20,564                           15,945

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date the Fund began operations), with all dividends and capital gains reinvested, with Morgan Stanley's Europe, Australia and Far East Index (EAFE). The beginning value of EAFE is as of 9/30/92. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn International Portfolio Diversification
    .as a % of net assets, as of 3/31/97

                              [PIE CHART APPEARS]

Information                   22.3%
Health Care                    7.2%
Consumer Goods/Services       23.2%
Finance                       18.7%
Industrial Goods/Services     11.2%
Energy/Minerals                5.3%
Real Estate                    1.8%
Transportation                 0.6%
Cash                           9.7%
                             -----
                             100.0%


Relative Performance
----------------------------------------------------------------
                                       1st quarter   Last 12 mos.
                                              1997
Acorn International                          2.1%          13.1%
EAFE                                        -1.6%           1.5%
Lipper Int'l Small Co. Funds Avg.            2.1%          11.7%
Lipper Int'l Funds Avg.                      1.3%           8.7%
Lipper Small Co. Funds Avg.                 -6.9%           4.7%

EAFE is Morgan Stanley's Europe, Australia and Far East Index, an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The Lipper Int'l Small Co. Funds Avg. is calculated from the performance of a group of small company international funds, including Acorn International. For the 1st quarter and 12-month periods above, the group consisted of 21 funds and 19 funds, respectively. The Lipper Int'l Funds Avg. is an average of all international funds tracked by Lipper Analytical Services. This group consisted of 408 and 354 funds for the quarter and 12-month periods above, respectively. The Lipper Small Co. Funds Avg. is calculated from the performance of a group of small company U.S. funds. For the 1st quarter and 12-month periods above, the group consisted of 465 and 393 funds, respectively. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/97: $20.03

                                                                               U

Acorn USA
    >Major Portfolio Changes in the First Quarter


                                     Number of Shares
                                     -----------------
                                     12/31/96  3/31/97


Additions
------------------------------------------------------
    Information
C-Tec                                  39,000  111,000
Data Transmission Network              85,400  169,800
Gaylord Entertainment                       0   20,000
Kronos                                 44,000   69,000
United Video Satellite                      0   63,000
Wonderware                                  0   60,000

------------------------------------------------------
    Health Care
HealthCare Compare                          0   87,000

------------------------------------------------------
    Consumer Goods/Services
Royal Caribbean Cruises                     0  111,000
Showboat                               33,000   78,000

------------------------------------------------------
    Finance
Acceptance Insurance                        0   20,000
Amerus Life Holdings                        0   59,500
Coast Savings                          69,000  159,000
Phoenix Duff & Phelps                       0   80,000

------------------------------------------------------
    Industrial Goods/Services
Applied Industrial Technologies        33,000  108,200
     (formerly known as Bearings)
Gibraltar Steel                        12,000   53,000
Lilly Industries, Cl. A                28,000   96,000
Schnitzer Steel                        32,000  111,000
Steel Dynamics                         48,500   88,300
Wackenhut, Cl. B                      155,200  198,900

------------------------------------------------------
    Energy/Minerals
Atmos Energy                                0   27,000
CalEnergy                             128,000  215,000
GeoScience                            191,000  252,000
J Ray McDermott                        10,000   54,000
United Cities Natural Gas               9,100  126,000

Sales
------------------------------------------------------
    Information
The 3DO Company                        80,000        0
CACI International                     10,300        0

------------------------------------------------------
    Health Care
Invacare                               30,000        0
Steris                                 16,000        0

------------------------------------------------------
    Consumer Goods/Services
Rawlings                               65,200        0

------------------------------------------------------
    Finance
Jayhawk                                28,000        0


                                                                               U

Acorn USA

             . Statement of Investments (unaudited) March 31, 1997

Number of Shares                                    Value (000)
---------------------------------------------------------------
                                        Common Stocks and Other
                                  Equity-Like Securities: 93.7%
---------------------------------------------------------------
Information: 17.8%
                      . CATV/TV/Satellites: 12.2%

     169,800          Data Transmission Network         $ 4,457
                      Data Services for Farmers

     111,000          C-Tec                               3,136
                      Cable TV/Local Telephone

      75,000          Tele-Communications,
                      Liberty Media Group                 1,495
                      Cable TV Programming

      63,000          United Video Satellite              1,055
                      CATV & Satellite Dish Programming

      20,000          Gaylord Entertainment                 430
                      Country & Western Cable Channels
---------------------------------------------------------------
                                                         10,573

                      . Mobile Communications: 0.7%

      34,800          COMARCO                               609
                      Wireless Network Testing

                      . Computer Software/Services: 2.3%

      60,000          Wonderware                            585
                      Industrial Control Software

      48,400          Computer Language Research            581
                      Tax Software

      52,300          Simulation Sciences                   530
                      Process Control Software

      17,000          American Business Information         331
                      Provides Data on Small Businesses
---------------------------------------------------------------
                                                          2,027

                      . Electronics: 2.6%

      69,000          Kronos                              1,207
                      Time Accounting Software & Clocks

      34,500          ACT Manufacturing                     716
                      Contract Manufacturing

      30,000          Richey Electronics                    353
                      Distributes Electronic Components
---------------------------------------------------------------
                                                          2,276
                                                         ------
Information: Total                                       15,485

---------------------------------------------------------------
Health Care: 11.1%

                      . Medical Equipment: 3.8%
     128,000          Respironics                         2,720
                      Sleep Apnea Products

      44,000          Kinetic Concepts                      627
                      Hospital Beds
---------------------------------------------------------------
                                                          3,347
                      . Services: 7.3%

      87,000          HealthCare Compare                  3,534
                      Managed Care Services

      57,000          Lincare Holdings                    2,351
                      Home Health Care Services

      30,000          United Payors & Providers             428
                      Medical Claims Repricing
---------------------------------------------------------------
                                                          6,313
                                                       --------
Health Care: Total                                        9,660

---------------------------------------------------------------
Consumer Goods/Services: 8.2%

                      . Retail: 1.7%

     136,200          Host Marriott Services              1,209
                      Runs Airport Restaurants

      14,000          Borders Group                         264
                      Bookstores
---------------------------------------------------------------
                                                          1,473
                      . Entertainment/Leisure: 6.5%

     111,000          Royal Caribbean Cruises             3,386
                      Exotic Cruises

      78,000          Showboat                            1,541
                      Casinos

     300,000          Fairfield Communities                 750
                      Vacation Timeshares
---------------------------------------------------------------
                                                          5,677
                                                       --------
Consumer Goods/Services: Total                            7,150

---------------------------------------------------------------
Finance: 12.2%

                      . Savings & Loans: 7.7%

     159,000          Coast Savings                       6,300
                      California Savings & Loan

      11,000          Peoples Bank Bridgeport               358
                      Consumer Finance
---------------------------------------------------------------
                                                          6,658

                      . Insurance: 3.8%

      51,000          Penn Treaty American                1,326
                      Nursing Home Insurance

      59,500          Amerus Life Holdings                1,324
                      Annuities/Life Insurance

      20,000          Acceptance Insurance                  372
                      Crop Insurance

      11,000          Leucadia National                     302
                      Insurance Holding Company
---------------------------------------------------------------
                                                          3,324

                                                                               U
Acorn USA

     . Statement of Investments (unaudited)

Number of Shares                               Value (000)
----------------------------------------------------------
               . Money Management: 0.7%

     80,000    Phoenix Duff & Phelps              $    610
               Mutual Funds
                                                  --------
Finance: Total                                      10,592

----------------------------------------------------------
Industrial Goods/Services: 21.2%

               . Steel: 7.7%

    111,000    Schnitzer Steel                       2,831
               Scrap Steel Processor

     88,300    Steel Dynamics                        1,545
               Steel Mini-Mill

     63,900    Atchison Casting                      1,230
               Steel Foundries

     53,000    Gibraltar Steel                       1,060
               Steel Processing
----------------------------------------------------------
                                                     6,666

               . Machinery: 5.6%

    108,200    Applied Industrial Technologies       3,787
               Distributes Industrial Components

     82,650    Farr                                  1,064
               Filters
----------------------------------------------------------
                                                     4,851

               . Industrial Suppliers: 2.3%

     96,000    Lilly Industries, Cl. A               1,740
               Industrial Coatings

     18,000    Aftermarket Techology                   279
               Auto Transmission Remanufacturer
----------------------------------------------------------
                                                     2,019

               . Services: 5.6%

    198,900    Wackenhut, Cl. B                      2,834
               Prison Management

    100,000    World Color Press                     2,038
               Printing
----------------------------------------------------------
                                                     4,872
                                                  --------
Industrial Goods/Services: Total                    18,408

----------------------------------------------------------
Energy/Minerals: 23.2%

               . Independent Power: 8.4%

    215,000    CalEnergy                             7,310
               Power Plants

               . Oil/Gas Producers: 3.5%

     86,000    Seagull Energy                        1,548
               Oil & Gas Producer

    143,000    Tesoro Petroleum                      1,502
               Oil Refinery/Gas Reserves
----------------------------------------------------------
                                                     3,050

               . Distribution/Marketing/Refining: 6.4%

    126,000    United Cities Natural Gas             2,898
               Natural Gas Distributor

    124,400    NGC                                   1,959
               Gas Processing/Marketing

     27,000    Atmos Energy                            685
               Natural Gas Distributor
----------------------------------------------------------
                                                     5,542

               . Oil Services: 4.9%

    252,000    GeoScience                            2,772
               Offshore Seismic Equipment Company

     54,000    J Ray McDermott                       1,309
               Offshore Construction Company

      2,200    Atwood Oceanics                         137
               Offshore Drilling Company
----------------------------------------------------------
                                                     4,218

                                                  --------
Energy/Minerals: Total                              20,120

Total Common Stocks and Other                     --------
 Equity-Like Securities: 93.7%                      81,415

                                                  --------
Short-Term Obligations: 6.5%                         5,659

                                                  --------
Total Investments: 100.2%                           87,074

                                                  --------
Cash and Other Assets Less Liabilities: (0.2%)        (200)

                                                  --------
Total Net Assets: 100%                            $ 86,874
----------------------------------------------------------

Acorn Fund
    .Major Portfolio Changes in the First Quarter




                                          Number of Shares
                                       ----------------------
                                       12/31/96       3/31/97
Additions
-------------------------------------------------------------
    Information
ACT Manufacturing                       350,000       500,000
American Management Systems             200,000       400,000
American Power Conversion               325,000       400,000
BDM International                       140,000       340,000
 (includes effect of 2 for 1 split)
Broderbund Software                           0       300,000
C-Tec                                   300,000       560,000
Cognos (Canada)                         100,000       150,000
Data Transmission Network               750,000       800,000
Informix                                330,000       600,000
Kronos                                  550,000       600,000
Macrovision                                   0       280,000
Micros Systems                                0       125,000
Pioneer-Standard Electronics          1,000,000     1,090,000
Systems & Computer Technology           480,000       605,000
Thermoquest                              20,000       229,000
United Video Satellite                  567,000       700,000
Wonderware                                    0       250,000

-------------------------------------------------------------
    Health Care
HealthCare Compare                      573,000     1,000,000
Magellan Health Services                      0       400,000

-------------------------------------------------------------
    Consumer Goods/Services
Acres Gaming                                  0        80,000
Airtours (United Kingdom)               200,000       270,000
Dave and Buster's                        60,000       135,000
Royal Caribbean Cruises                 265,000       310,000

-------------------------------------------------------------
    Finance
World Acceptance                      1,190,000     1,390,000

-------------------------------------------------------------
    Industrial Goods/Services
Gibraltar Steel                         440,000       520,000
Hunter Douglas                          110,000       125,000
Metal Management                              0       105,000
Schnitzer Steel                         300,000       350,000
Steel Dynamics                          225,000       340,000

-------------------------------------------------------------
    Energy/Minerals
CalEnergy                               868,000       950,000
KCS Energy                                    0       160,000
Pride Petroleum                               0       370,000
Seagull Energy                        1,600,000     1,900,000
Tesoro Petroleum                        900,000     1,200,000
United Meridian                         200,000       300,000

-------------------------------------------------------------
    Real Estate
Homestead Village                        88,000       619,000

A

Acorn Fund
    .Major Portfolio Changes in the First Quarter



                                              Number of Shares
                                            --------------------
                                            12/31/96     3/31/97

Sales
----------------------------------------------------------------
    Information
The 3DO Company                              180,000           0
Argyle Television                            170,000      44,000
Benefon (Finland)                             90,000           0
CACI International                           461,000     343,000
Compuware                                    153,000     130,000
Electronics Boutique
 (United Kingdom)                          4,500,000           0
Exide Electronics Group                      250,000           0
Jones Intercable, Cl. A                      325,000           0
Kurzweil Applied Intelligence                170,000           0
Oak Industries                               350,000     250,000
PILTEL (Philippines)                       7,000,000           0
Securicor Group, Cl. A
 (United Kingdom)                          2,000,000   1,700,000
Simulation Sciences                           70,000           0
SK Telecom (Korea) (formerly
 known as Korea Mobile Telecom)                5,300       4,000
 (includes effect of 3% bonus)
Solectron                                    600,000     545,000
Sysdeco Group (Norway)                       130,000           0
TCI Satellite Entertainment                  130,000           0
Telegraaf Holdings (Netherlands)             180,000           0
Village Roadshow (Australia)               1,600,000     800,000
WM Data Nordic (Sweden)                      400,000     350,000

----------------------------------------------------------------
    Health Care
Affymetrix                                   350,000     300,000
MDL Information Systems                      275,000           0
Thermedics                                   268,000      63,000
ThermoTrex                                   100,000           0

----------------------------------------------------------------
    Consumer Goods/Services
Burswood Property (Australia)              2,500,000     450,000
Cortefiel (Spain)                             70,000           0
Designer Holdings                            290,000           0
Duckwall Alco Stores                         200,000      48,000
Escada (Germany)                              30,000      16,000
Guilbert (France)                             45,000      27,000
Hennes & Mauritz, Cl. B (Sweden)             100,000      50,000
Mac Frugal's                                  84,000           0
Morton's Restaurant Group                    125,000           0
Mr. Max (Japan)                              134,900      34,000
Newell                                       825,000     700,000
O.Y.L. Industries (Malaysia)                 440,000     255,000
Panamerican Beverages (Panama)               100,000           0
Sentra, Cl. A (Finland)                       50,000           0
Shinsegae (Korea)                            110,956           0
Shoney's                                     725,000           0

----------------------------------------------------------------
    Finance
ADVANTA, Cl. A                               767,000     531,000
ADVANTA, Cl. B                               520,000     247,000
Americredit                                1,049,000     935,000
First American                                70,000           0
First USA                                  1,088,000   1,013,000
Itau Banco PN (Brazil)                    12,000,000  10,000,000
Jayhawk                                      496,000           0
Kookmin Bank (Korea)                         275,000     155,000
Mercury Finance                              818,000           0
Promise (Japan)                               20,000           0
Riverside National Bank                      104,000           0
T Rowe Price                                 145,000     100,000
The Thailand Fund (Thailand)                  30,000           0
Washington Mutual                            390,000     323,000

----------------------------------------------------------------
    Industrial Goods/Services
Aftermarket Technology                       108,000           0
AG Services of America                       119,000           0
Expeditors International
 of Washington                             1,000,000     800,000
HA.LO Industries                             353,000     210,000
Kian Joo Can Factory (Malaysia)            1,125,000           0
Tecnost (Italy)                            1,100,000           0
Zoltek                                        35,000           0

----------------------------------------------------------------
    Energy/Minerals
Abraxas Petroleum                            110,000           0
AES China Generating (China)                 810,000     730,000
AES Corporation                              955,000     900,000
Atwood Oceanics                              320,000     298,000
Cemig (Brazil)                           235,000,000 130,000,000
Devon Energy                                 300,000           0
Forest Oil                                   700,000     475,000
Louis Dreyfus Natural Gas                    350,000           0
RAO Gazprom (Russia)                          62,500           0
Siderar (Argentina)                          160,000           0
Siderca (Argentina)                        4,000,000   3,000,000
St. Mary Land & Exploration                  200,000           0
Thermo Power                                 285,000           0

----------------------------------------------------------------
    Real Estate
Sunstone Hotel Investors                     243,000           0

                                                                               A

Acorn Fund
     . Statement of Investments (unaudited) March 31, 1997


Number of Shares                                   Value (000)
--------------------------------------------------------------

                                       Common Stocks and Other
                                 Equity-Like Securities: 93.0%
--------------------------------------------------------------
Information: 17.9%
             .Broadcasting/CATV: 1.6%
    560,000  C-Tec                                    $ 15,820
  1,000,000  Tele-Communications,
             Series A TCI Group                         12,000
     44,000  Tele-Communications, Cum. Pfd.              2,662
    300,000  TCA Cable TV                                9,075
    300,000  Granite Broadcasting                        2,887
     80,000  Cablevision Systems                         2,380
     44,000  Argyle Television                           1,111
--------------------------------------------------------------
                                                        45,935

             .Programming for CATV/TV/
              Satellites: 4.3%
  2,400,000  Tele-Communications,
              Liberty Media Group                       47,850
    800,000  Data Transmission Network                  21,000
    700,000  International Family Entertainment         14,262
    700,000  United Video Satellite                     11,725
    300,000  BET Holdings, Cl. A                         8,887
    327,000  HSN                                         8,298
    300,000  Gaylord Entertainment                       6,450
    280,000  Macrovision                                 2,415
--------------------------------------------------------------
                                                       120,887
             .Mobile Communications: 1.9%
    500,000  Telephone and Data Systems                 19,188
    450,000  CoreComm                                    6,525
    355,000  COMARCO                                     6,212
    850,000  Mobile Telecommunication
              Technologies                               5,312
    465,000  Vanguard Cellular Systems                   5,115
    350,000  Palmer Wireless                             4,287
    450,000  PriCellular                                 3,713
    300,000  Centennial Cellular                         3,112
--------------------------------------------------------------
                                                        53,464

             .Computer Software/Services: 3.3%
    605,000  Systems & Computer Technology              11,722
    600,000  Informix                                    9,075
    400,000  American Management Systems                 8,800
    246,000  BRC Holdings                                8,179
    130,000  Compuware                                   8,157


Principal Amount or
Number of Shares                                   Value (000)
--------------------------------------------------------------

    360,000  Analysts International                   $  7,920
    340,000  BDM International                           7,480
    210,000  Keane                                       6,904
    343,000  CACI International                          5,574
    160,000  Sterling Commerce                           4,640
    369,000  Computer Language Research                  4,428
    125,000  Micros Systems                              4,359
    250,000  Wonderware                                  2,438
    208,333  Source Informatics Cv. Pfd.                 2,360
--------------------------------------------------------------
                                                        92,036

             .Gaming Equipment: 1.0%
  1,800,000  International Game Technology              29,025

             .Consumer Software: 0.5%
    300,000  Broderbund Software                         6,562
    280,000  Activision                                  3,150
    450,000  Spectrum HoloByte                           2,813
--------------------------------------------------------------
                                                        12,525

             .Business Information: 0.6%
    700,000  American Business Information              13,650
    885,714  GIGA Cv. Pfd.                               3,100
--------------------------------------------------------------
                                                        16,750

             .Contract Manufacturing: 1.5%
    545,000  Solectron                                  27,318
    500,000  ACT Manufacturing                          10,375
    287,000  Altron                                      4,843
--------------------------------------------------------------
                                                        42,536

             .Instrumentation: 1.3%
    685,000  Thermo Instrument Systems                  19,865
 $5,000,000  Thermo Optek, 5% Note Due 10/15/00          5,266
    300,000  IFR Systems                                 4,500
    229,000  Thermoquest                                 3,121
 $1,500,000  Thermoquest, 5% Note Due 8/15/00            1,580
    100,000  Thermo Bio Analysis                           925
     65,000  Metrika Systems                               487
--------------------------------------------------------------
                                                        35,744

             .Distribution: 0.9%
  1,090,000  Pioneer-Standard Electronics               13,897
    300,000  Kent Electronics                            6,900
    450,000  Richey Electronics                          5,288
--------------------------------------------------------------
                                                        26,085

A
Acorn Fund
     . Statement of Investments (unaudited)


             Number of Shares                                  Value (000)
             -------------------------------------------------------------

                         .Components/Peripherals: 1.0%
                600,000  Kronos                                   $ 10,500
                400,000  American Power Conversion                   8,650
                250,000  Oak Industries                              4,937
                375,000  Planar Systems                              4,125
             -------------------------------------------------------------
                                                                    28,212
                                                                  --------
             Information: Total                                    503,199

             -------------------------------------------------------------
             Health Care: 9.6%
                         .Biotechnology/Drug Delivery: 1.9%
                450,000  Watson Pharmaceuticals                     16,088
                260,000  RP Scherer                                 13,488
                450,000  Inhale Therapeutic Systems                  8,606
                228,000  Biogen                                      8,521
                800,000  Corvas International                        4,400
                800,000  Corvas International Warrants                 800
                253,000  CIMA Labs                                   1,518
                130,000  Genome Therapeutics                           894
             -------------------------------------------------------------
                                                                    54,315

                         .Medical Equipment: 2.5%
              1,162,000  Respironics                                24,693
                740,000  Invacare                                   17,390
              1,000,000  Kinetic Concepts                           14,250
                300,000  Affymetrix                                  7,209
                275,000  Innovasive Devices                          3,025
                125,000  Trex Medical                                1,453
                 63,000  Thermedics                                    984
             -------------------------------------------------------------
                                                                    69,004
                         .Hospital/Laboratory Supplies: 0.7%
                273,000  Hillenbrand Industries                     10,886
                322,000  Sybron International                        8,936
             -------------------------------------------------------------
                                                                    19,822

                         .Services: 4.5%
              1,000,000  Lincare Holdings                           41,250
              1,000,000  HealthCare Compare                         40,625
                498,000  HBO & Company                              23,655
                400,000  Magellan Health Services                    9,850
                505,000  United Payors and Providers                 7,196
                300,000  Walsh International                         2,325
             -------------------------------------------------------------
                                                                   124,901
                                                                  --------
             Health Care: Total                                    268,042


             Principal Amount or
             Number of Shares                                  Value (000)
             -------------------------------------------------------------
             Consumer Goods/Services: 8.8%
                         .Retail: 2.0%
              1,960,000  Borders                                  $ 36,995
                295,000  Quality Food Centers                       12,390
                700,000  Host Marriott Services                      6,212
                 48,000  Duckwall Alco Stores                          678
             -------------------------------------------------------------
                                                                    56,275

                         .Recreational Vehicles: 1.6%
              1,100,000  Harley-Davidson                            37,262
                320,000  Thor Industries                             7,480
             -------------------------------------------------------------
                                                                    44,742

                         .Food: 0.3%
                634,000  Au Bon Pain                                 4,081
                135,000  Dave & Buster's                             3,004
             -------------------------------------------------------------
                                                                     7,085

                         .Entertainment/Leisure: 3.2%
              1,400,000  Carnival                                   51,800
                310,000  Royal Caribbean Cruises                     9,455
                215,000  GC Companies                                8,439
                276,000  Carmike Cinemas                             7,900
                472,000  Hollywood Park, Cv. Pfd.                    5,812
                140,000  Showboat                                    2,765
                180,000  Rio Hotel & Casino                          2,520
                535,000  Monarch Casino & Resort                     1,204
                 80,000  Acres Gaming                                  380
             $6,250,000  Grand Palais Casino 14%
                          Note Due 2/25/98                             313
             -------------------------------------------------------------
                                                                    90,588

                         .Manufacturers: 1.7%
                700,000  Newell                                     23,450
                565,000  Wolverine World Wide                       20,623
                232,000  Norwood Promotional                         3,132
             -------------------------------------------------------------
                                                                    47,205
                                                                  --------
             Consumer Goods/Services: Total                        245,895

             -------------------------------------------------------------
             Finance: 13.6%
                         .Banks: 1.2%
                380,000  Texas Regional Bancshares                  12,350
                285,000  Union Planters                             11,578
                260,000  TCF                                        10,303
             -------------------------------------------------------------
                                                                    34,231

                                                                               A

Number of Shares                                Value (000)
-----------------------------------------------------------

               .Savings & Loans: 3.4%
      845,000  Peoples Bank Bridgeport             $ 27,462
      528,000  Coast Savings                         20,922
      323,000  Washington Mutual                     15,605
      671,000  Washington Federal                    15,265
      538,000  Commonwealth Bancorp                   8,137
      280,000  Imperial Thrift & Loan                 4,165
      156,000  Indiana Federal                        4,075
-----------------------------------------------------------
                                                     95,631

               .Insurance: 2.1%
      836,000  Baldwin & Lyons, Cl. B                14,525
      247,000  Foremost                              14,326
      351,000  United Fire & Casualty                10,793
      350,000  PXRE Corporation                       8,969
      216,000  Leucadia National                      5,940
      318,000  ALLIED Life Financial                  5,446
-----------------------------------------------------------
                                                     59,999
               .Money Management: 2.7%
      880,000  United Asset Management               22,550
      865,000  Baker Fentress                        15,462
      618,000  SEI                                   12,978
    1,648,000  Phoenix Duff and Phelps               12,566
      231,000  BISYS                                  7,276
      100,000  T. Rowe Price                          3,713
-----------------------------------------------------------
                                                     74,545

               .Credit Cards: 3.2%
    1,013,000  First USA                             42,926
      575,000  National Data                         20,341
      531,000  ADVANTA, Cl. A                        14,271
      247,000  ADVANTA, Cl. B                         6,391
      275,000  Concord EFS                            5,156
-----------------------------------------------------------
                                                     89,085

               .Other: 1.0%
      935,000  Americredit                           16,246
    1,390,000  World Acceptance                       7,819
      310,000  DVI Health Services                    3,449
-----------------------------------------------------------
                                                     27,514
                                                   --------
Finance: Total                                      381,005

Principal Amount or
Number of Shares                                Value (000)
-----------------------------------------------------------
-----------------------------------------------------------
Industrial Goods/Services: 9.9%
                 .Steel: 2.1%
      1,110,000  Worthington Industries            $ 21,229
        520,000  Gibraltar Steel                     10,400
        350,000  Schnitzer Steel                      8,925
        374,000  Atchison Casting                     7,199
        340,000  Steel Dynamics                       5,950
        295,000  A M Castle                           5,126
        105,000  Metal Management                       919
-----------------------------------------------------------
                                                     59,748

                 .Machinery: 3.4%
        975,000  Thermo Electron                     30,103
        800,000  Baldor Electric                     20,100
        340,000  Applied Industrial Technologies     11,900
        148,000  Nordson                              7,585
        675,000  Thermo Fibertek                      6,117
         96,000  Mine Safety Appliances               6,096
        135,000  Valmont Industries                   5,265
        110,000  Applied Power                        4,620
        189,000  Hein-Werner                          1,205
        500,000  Stevens International, Cl. A           375
         34,000  Stevens International, Cl. B            77
-----------------------------------------------------------
                                                     93,443

                 .Industrial Suppliers: 1.3%
        600,000  Unifi                               18,300
        750,000  Lilly Industries, Cl. A             13,594
        244,000  U.S. Can                             3,721
-----------------------------------------------------------
                                                     35,615

                 .Services: 3.1%
      1,185,000  World Color Press                   24,144
        800,000  Expeditors International
                  of Washington                      19,200
        851,000  Wackenhut, Cl. B                    12,127
         45,000  Wackenhut, Cl. A                       726
        430,000  Hub Group                           10,750
        450,000  Material Sciences                    7,594
        434,000  Thermo TerraTech                     3,960
        210,000  HA.LO Industries                     3,202
        300,000  Thomas Group                         2,925
     $2,900,000  Western Water, 9% Cv.
                 Note Due 9/25/05                     2,900
-----------------------------------------------------------
                                                     87,528
                                                   --------
Industrial Goods/Services: Total                    276,334

                                                                               A
Acorn Fund
    .Statement of Investments (unaudited)


Number of Shares                                        Value (000)
-------------------------------------------------------------------
-------------------------------------------------------------------
Energy/Minerals: 10.1%
              .Independent Power: 3.3%
     900,000  AES Corporation                               $50,400
       1,852  AES Corporation Warrants                           57
     950,000  CalEnergy                                      32,300
     585,000  Thermo Ecotek                                   8,263
     110,000  Thermo Optek                                    1,320
-------------------------------------------------------------------
                                                             92,340

              .Oil/Gas Producers: 2.7%
   1,900,000  Seagull Energy                                 34,200
   1,200,000  Tesoro Petroleum                               12,600
     300,000  United Meridian                                 9,038
     475,000  Forest Oil                                      6,294
     160,000  KCS Energy                                      5,260
     350,000  Costilla Energy                                 5,075
     920,000  Tipperary                                       4,198
     110,000  Abraxas Petroleum Rights                          167
-------------------------------------------------------------------
                                                             76,832

              .Distribution/Marketing/Refining: 1.5%
     630,000  Southern Union                                 14,411
     800,000  NGC                                            12,600
     303,000  Atmos Energy                                    7,689
     150,000  KN Energy                                       5,925
     110,000  United Cities Natural Gas                       2,530
-------------------------------------------------------------------
                                                             43,155

              .Oil Services: 2.3%
     350,000  Energy Ventures                                21,569
     298,000  Atwood Oceanics                                18,513
     385,000  J Ray McDermott                                 9,336
     400,000  Veritas DGC                                     7,900
     370,000  Pride Petroleum                                 7,678
-------------------------------------------------------------------
                                                             64,996

              .Mining: 0.3%
     300,000  Zeigler Coal Holding                            7,125
                                                           --------
Energy/Minerals: Total                                      284,448

-------------------------------------------------------------------
Real Estate: 3.1%
     829,000  The Rouse Company                              24,248
     400,000  Macerich                                       11,200
     619,000  Homestead Village                              10,446
     125,000  Homestead Village Warrants                        906

Number of Shares                                        Value (000)
-------------------------------------------------------------------
     233,000  Forest City Enterprises, Cl. B                $ 9,902
     185,000  Forest City Enterprises, Cl. A                  7,862
     210,000  Equity Residential Properties Trust             9,319
     165,000  Weingarten Realty Investors                     6,992
     120,000  First Washington Realty Trust, Cv. Pfd.         3,540
     150,000  First Washington Realty Trust                   3,394
                                                            -------
Real Estate: Total                                           87,809

-------------------------------------------------------------------
Foreign Securities: 20.0%
              .Canada: 1.0%
     800,000  Ranger Oil                                      7,600
     200,000  Shaw Industries, Cl. A                          4,271
     150,000  Cognos                                          3,900
     125,000  BCE Mobile Communications                       3,800
     500,000  Shaw Communications, Cl. B                      3,529
     115,000  Veritas Energy Services                         2,362
     200,000  Cogeco Cable                                    1,498
-------------------------------------------------------------------
                                                             26,960
              .United Kingdom: 4.0%
   3,100,000  Medeva                                         15,652
   1,200,000  Serco Group                                    13,596
   1,920,000  Amvesco                                        10,814
      81,000  Amvesco ADR                                     4,394
     400,000  NTL                                             8,450
   1,700,000  Securicor Group, Cl. A                          8,179
     650,000  Comcast UK Cable Partners                       7,231
     700,000  Powerscreen International                       7,063
   1,075,000  N. Brown Group                                  6,875
     600,000  Edinburgh Fund Managers                         5,394
     350,000  Getty Communications, Cl. A                     5,250
     580,000  Oriflame                                        4,857
     270,000  Airtours                                        4,374
   1,200,000  Body Shop International                         3,694
   1,000,000  Capital                                         3,407
     530,000  Ethical Holdings                                2,650
-------------------------------------------------------------------
                                                            111,880

              .Germany/Austria: 0.6%
     180,000  Flughafen Wien (Austria)                        8,243
     425,000  United International Holdings (Austria)         4,037
      16,000  Escada                                          2,752
       8,000  Binding-Brauerei                                2,278
-------------------------------------------------------------------
                                                             17,310


Number of Shares                                         Value (000)
--------------------------------------------------------------------
                .Nordic Countries: 2.9%
  350,000       WM Data Nordic (Sweden)                      $30,523
  650,000       Getinge Industrier (Sweden)                   11,734
  240,000       Autoliv (Sweden)                              10,369
  220,000       Pricer, Cl. B (Sweden)                         7,680
  220,000       Pricer, Cl. B Rights (Sweden)                    274
  725,000       SensoNor (Norway)                              6,978
   50,000       Hennes & Mauritz, Cl. B (Sweden)               6,697
  260,000       Esselte, Series A (Sweden)                     6,178
--------------------------------------------------------------------
                                                              80,433

                .Netherlands: 0.6%
  125,000       Hunter Douglas                                10,162
  250,000       Getronics                                      8,130
--------------------------------------------------------------------
                                                              18,292

                .Switzerland: 0.7%
    6,000       Societe Generale de Surveillance              12,287
   14,000       Liechtenstein Global Trust                     7,872
--------------------------------------------------------------------
                                                              20,159

                .France: 1.1%
  128,000       Axime Ex Segin                                15,146
   70,000       Cetelem                                        8,295
   27,000       Guilbert                                       5,037
   20,000       Canal Plus                                     3,930
--------------------------------------------------------------------
                                                              32,408

                .Spain/Portugal: 0.3%
  185,000       Vallehermoso                                   4,306
  375,000       Filmes Lusomundo (Portugal)                    3,241
--------------------------------------------------------------------
                                                               7,547

                .Italy/Greece: 1.4%
4,000,000       Banca Fideuram                                10,358
  260,000       Hellenic Bottling (Greece)                     8,445
  300,000       Cellular Communications International          8,325
1,000,000       Saipem                                         4,658
  170,000       Industrie Natuzzi                              4,059
1,200,000       Costa Crociere                                 2,733
--------------------------------------------------------------------
                                                              38,578

                .Israel: 0.1%
  200,000       Pec Israel Economic                            3,775

                .Eastern Europe: 0.1%
   20,000       Gedeon Richter (Hungary)                       1,292

                .India: 0.2%
  300,000       IS Himalaya Fund                               4,110
   39,393       Housing Development Finance                    3,020
--------------------------------------------------------------------
                                                               7,130

                .Hong Kong: 0.4%
4,500,000       Varitronix International                       6,852
7,318,000       JCGHoldings                                    5,761
--------------------------------------------------------------------
                                                              12,613

                .China: 0.5%
  730,000       AES China Generating                          12,045
  200,000       The Investment Company of China                  942
--------------------------------------------------------------------
                                                              12,987

                .Singapore: 0.5%
5,100,000       Genting International                         15,096

                .Malaysia: 0.3%
1,350,000       Resorts World                                  5,772
  255,000       O.Y.L. Industries                              2,520
--------------------------------------------------------------------
                                                               8,292

                .Thailand: 0.1%
3,300,000       Sinpinyo Fund V                                1,302

                .Korea/Taiwan: 1.1%
  115,000       Formosa Fund (Taiwan)                         12,362
  460,000       President Enterprises (Taiwan)                 8,625
    4,000       SK Telecom (formerly known
                as Korea Mobile Telecom)                       3,626
  283,250       SK Telecom ADR (formerly known
                as Korea Mobile Telecom GDS)                   2,903
  155,000       Kookmin Bank                                   2,704
  300,000       Korea-Europe Fund                              1,335
--------------------------------------------------------------------
                                                              31,555

                .Indonesia: 0.2%
  195,501       Unilever Indonesia                             3,898
1,700,000       Tigaraksa Satria                               2,372
--------------------------------------------------------------------
                                                               6,270

                .Japan: 1.5%
  110,000       Nintendo                                       7,890
  174,000       Noritsu Koki                                   7,519
      246       NTT Data                                       6,537
  110,000       Paramount Bed                                  4,584
   75,000       Secom                                          4,210

Acorn Fund
    .Statement of Investments (unaudited)


Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
     40,000      Nichiei                                             $    3,102
    720,000      Tokyu Land                                               2,437
     90,000      Sankyo                                                   1,905
    130,000      Heiwa                                                    1,711
     30,000      Aucnet                                                     715
     34,000      Mr. Max                                                    349
-------------------------------------------------------------------------------
                                                                         40,959

                 .Australia/New Zealand: 0.5%
  1,700,000      Sky City (New Zealand)                                   7,973
    800,000      Village Roadshow                                         2,665
    550,000      Village Roadshow Pfd.                                    1,483
    600,000      PetSec Energy                                            2,493
    450,000      Burswood Property Trust                                    490
-------------------------------------------------------------------------------
                                                                         15,104

                 .Mexico: 0.8%
  2,500,000      Kimberly Clark de Mexico                                10,103
  2,000,000      Nadro, Series L                                          7,010
    496,000      Grupo Radio Centro                                       4,278
    170,000      Cofar, Series B                                            255
-------------------------------------------------------------------------------
                                                                         21,646

                 .Brazil: 0.4%
130,000,000      Cemig                                               $    5,346
 10,000,000      Itau Banco PN                                            5,168
-------------------------------------------------------------------------------
                                                                         10,514

                 .Other Latin America: 0.7%
  3,000,000      Siderca (Argentina)                                      6,331
    130,000      Banco Latinoamericano
                   de Export (Panama)                                     6,142
    160,000      IRSA (Argentina)                                         5,960
-------------------------------------------------------------------------------
                                                                         18,433

                                                                     ----------
Foreign: Total                                                          560,535

     43,200      Miscellaneous Securities: 0.0%                              22

Total Common Stocks and Other
                                                                     ----------
  Equity-Like Securities: 93.0%                                       2,607,289

                                                                     ----------
Short-Term Obligations: 7.1%                                            198,756

                                                                     ----------
Total Investments: 100.1%                                             2,806,045

                                                                     ----------
Cash and Other Assets Less Liabilities: (0.1%)                           (2,644)

                                                                     ----------
Total Net Assets: 100%                                               $2,803,401
-------------------------------------------------------------------------------

                                                                               A
Acorn Fund
    .Foreign Portfolio Diversification

At March 31, 1997, the Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:


                                Value (000)  Percent
----------------------------------------------------

 .Information
Computer Systems                   $ 52,042     1.9%
Broadcasting/CATV                    32,953     1.2
Software/Services                    32,186     1.1
Mobile Communications                26,833     1.0
Distribution                          4,148     0.1
----------------------------------------------------
                                    148,162     5.3

 .Health Care
Biotechnology/Drug Delivery          30,100     1.1
Equipment                            11,734     0.4
Hospital/Laboratory Supplies          4,584     0.2
----------------------------------------------------
                                     46,418     1.7

 .Consumer Goods/Services
Manufacturers                        58,715     2.1
Entertainment/Leisure                41,556     1.5
Retail                               33,348     1.2
Food                                 19,348     0.7
----------------------------------------------------
                                    152,967     5.5

                                Value (000)  Percent
----------------------------------------------------

 .Finance
Money Management                   $ 51,011     1.8%
Banks                                27,647     1.0
Other                                28,013     1.0
----------------------------------------------------
                                    106,671     3.8

 .Industrial Goods/Services
Services                             30,495     1.1
Machinery Processing                 14,041     0.5
----------------------------------------------------
                                     44,536     1.6

 .Energy/Minerals
Independent Power                    17,391     0.6
Oil/Gas Producers                    12,455     0.4
Oil Services                         10,989     0.4
----------------------------------------------------
                                     40,835     1.4

 .Real Estate                         12,703     0.4
 .Transportation                       8,243     0.3
                                   -----------------
Total Foreign Portfolio            $560,535    20.0%
====================================================

                                                                               I
Acorn International
    .Major Portfolio Changes in the First Quarter



                                     Number of Shares
                                   --------------------
                                    12/31/96    3/31/97

Additions
-------------------------------------------------------
    Europe
 .Germany/Austria
Boewe Systec                               0     60,000
IVG Holdings                               0    200,000
KTM-Motorradholding                    5,000     29,000

 .Denmark
Falck                                 16,000     25,000

 .Finland
Talentum                                   0     80,000

 .Norway
Atex Media Solutions                       0    500,000

 .Sweden
Atle                                       0    355,000
Getinge Industrier                   800,000    975,000
Scala International                   35,000     50,000

 .France
Canal Plus                            20,000     27,000
Groupe AB                             30,000    110,000
Groupe Partouche                      15,000     30,000

 .United Kingdom
Aberdeen Trust                             0  1,950,000
Dorling Kindersley                   700,000    900,000
HALMA                              1,400,000  2,000,000
Hozelock Group                         5,000    238,000
Peek                               3,000,000  4,000,000
Planning Sciences                    150,000    250,000

 .Switzerland
Disetronic Holding                     1,500      2,600
Societe Generale d'Affichage          12,000     16,000

 .Italy
Autogrill Finanziari                       0  1,350,000
Banca Pop Commercia e Industria            0    100,000
Danieli                                    0    175,000
Fila Holdings                              0     60,000
Mediolanum                           400,000    600,000
Saes Getters                               0    125,000
Unipol                                     0  1,000,000

                                     Number of Shares
                                   --------------------
                                    12/31/96    3/31/97
 .Netherlands
Hunter Douglas                       110,000    125,000

 .Poland
Amica Wronki                               0    210,000
Bank Inicjatyw Gospodarczych               0  2,550,000
Best Company, Series D                     0     85,000

-------------------------------------------------------
    Asia
 .Hong Kong
China HK Photo Prods                       0  7,000,000
Innovative International Holdings          0  5,500,000
TVB                                   65,000  1,300,000
Vanda Systems                      1,500,000  7,200,000

 .Japan
Aderans                               50,000    150,000
Amway Japan                           70,000    110,000
Belluna                               80,000    199,700
Fuji Software ABC                          0    130,000
Koei                                       0     50,000
Nidec                                      0    121,000
  (includes effect of 10% stock dividend)
Orix                                  25,000    140,000
People                                60,000    115,000
  (includes effect of 20% stock dividend)
Ryohin Keikaku                        50,000     75,000
Shinki                                50,000    240,000
  (includes effect of 20% stock dividend)
Shohkoh Fund                               0     30,000
Softbank                                   0     78,000
  (includes effect of 30% stock dividend)

 .Korea
S1 Corporation                        10,260     23,000

 .Philippines
Mondragon International            3,700,000 12,100,000

-------------------------------------------------------
    Latin America
 .Mexico
Grupo Industrial Bimbo             1,200,000  1,500,000
Tubos de Acero de Mexico                   0    250,000
 .Brazil
Elevadores Atlas                     150,000    370,000

                                                                              I

                         Number of Shares
                        -------------------
                        12/31/96    3/31/97

 .Argentina
Perez Companc            230,000    600,000

 .Chile
Embotelladora Andina      70,000    120,000

-------------------------------------------
    Other Countries
 .Australia
Anaconda Nickel                0  2,000,000
Hudson Conway            175,000    420,000
Siddons Ramset           272,000    600,000

 .Canada
Bracknell                      0  1,000,000
Shermag                        0    300,000

 .Israel
ZAG Industries            75,000    200,000

 .South Africa
Energy Africa                  0    405,000


                                  Number of Shares
                                -------------------
                                12/31/96    3/31/97
Sales
---------------------------------------------------
Europe
 .Germany
Escada                            40,000     26,000
Fresenius                        120,000     90,000
Fresenius Pfd.                     5,000          0
Marschollek Lautenschlager        50,000     40,000

 .Norway
Aker Maritime                    500,000    200,000
Elkjoep Norge                    200,000     80,000
Sysdeco                          660,000          0

 .Sweden
Frontec, Series B                300,000    150,000
WM Data Nordic                   700,000    650,000

 .France
CEP Communications                30,000          0

 .United Kingdom
Bluebird Toys                  1,100,000          0
Capita Group                   2,000,000  1,400,000
N. Brown Group                 1,610,000  1,460,000
Premier Oil                   12,000,000  6,000,000

 .Italy/Greece
Ergo Bank                        100,000        228
Tecnost                        1,600,000          0

 .Turkey
Sabah Yayincilik              48,974,000          0

 .Spain
Oscar Mayer S.A.                   7,000          0

 .Netherlands
Getronics                        920,000    850,000

 .Russia
RAO Gazprom                       62,500          0

                                                                               I
Acorn International
    .Major Portfolio Changes in the First Quarter

                                                Number of Shares
                                              ---------------------
                                              12/31/96      3/31/97
-------------------------------------------------------------------
      Asia
 .Hong Kong
Chen Hsong Holdings                          1,000,000            0
Vitasoy International Holdings              15,000,000    8,900,000

 .Pakistan
Pakistan State Oil                             219,035       59,035

 .Japan
Aucnet                                         110,000       65,000
Itariyard                                      150,000       90,000
Mr. Max                                        120,000       26,000
Sanyo Shinpan                                  110,000       33,000
(includes effect of 10% stock dividend)

 .Korea
Daehan City Gas                                 95,000       70,000
(includes effect of 25% stock dividend)
Kookmin Bank                                   460,000      290,000
Shinsegae                                       74,161            0
SK Telecom (formerly known as
Korea Mobile Telecom)                           20,500       15,000
(includes effect of 3% stock dividend)

 .Malaysia
O.Y.L. Industries                              770,000      450,000

 .Philippines
PILTEL                                       8,000,000            0
-------------------------------------------------------------------
    Latin America

 .Mexico
GBM Atlantico                                  353,375            0
Grupo Radio Centro                             700,000      579,000

 .Brazil
Cemig Pfd.                                 215,000,000  185,000,000
Banco Itau Pfd.                             23,000,000   20,000,000


                                  Number of Shares
                               ---------------------
                               12/31/96      3/31/97

 .Argentina
Siderar                           240,000          0
Siderca                         6,000,000  4,000,000

 .Panama
Panamerican Beverages             100,000          0

 .Central America
Ceteco Holdings                   100,000          0

 .Aruba
Global Casinos Cv. Pfd.           450,000          0
Global Casinos                     22,500          0

----------------------------------------------------
    Other Countries
>Australia
Burswood Property Trust         3,700,000    670,000
Village Roadshow Pfd., Cl. A    4,000,000  3,000,000


Acorn International

             .Statement of Investments (unaudited) March 31, 1997


Number of Shares                                                     Value (000)
-------------------------------------------------------------------------------
                                                        Common Stocks and Other
                                                   Equity-Like Securities: 90.3%
-------------------------------------------------------------------------------
Europe: 50.0%
                 .Germany/Austria: 5.5%
     165,000     Rhoen Klinikum Pfd.                                   $ 19,779
     100,000     Rhoen Klinikum                                          12,827
                 Hospital Management
      90,000     Fresenius                                               19,420
                 Dialysis Equipment & Solutions
     190,000     Flughafen Wien                                           8,700
                 Vienna Airport Authority (Austria)
      40,000     Marschollek Lautenschlager                               8,631
                 Financial Planning
     200,000     IVG Holdings                                             6,929
                 Real Estate
      21,000     Cewe Color Holding                                       5,349
                 Photographic Developing & Printing
      15,000     Pfleiderer                                               4,765
                 Construction Materials
      26,000     Escada                                                   4,473
                 Fancy Dresses
      15,000     Binding-Brauerei                                         4,271
                 Brewer
     400,000     United International Holdings                            3,800
                 Cable Television for Austria &
                 Other Countries (Austria)
      60,000     Boewe Systec                                             1,978
                 Envelope Stuffing Machines
      29,000     KTM-Motorradholding                                      1,815
                 Off-Road Motorcycles (Austria)
-------------------------------------------------------------------------------
                                                                        102,737
                 .Denmark: 0.6%
      25,000     Falck                                                    6,883
                 Provider of Emergency Services
      31,000     Kompan International                                     3,975
                 Playground Equipment
      20,000     Carli Gry                                                1,038
                 Casual Clothing
-------------------------------------------------------------------------------
                                                                         11,896
                 .Finland: 3.7%
     500,000     TT Tieto, Cl. B                                         41,492
                 Computer Services/Consulting
     370,000     Benefon                                                  8,666
                 Mobile Telephones
     100,000     Vaisala, Cl. A                                           6,592
                 Meteorological Instruments
      80,000     Fiskars, Series A                                        6,540
                 Scissors & Gardening Tools
     105,000     Sentra, Cl. A                                            5,819
                 Convenience Stores, Restaurants
      80,000     Talentum                                                   856
                 Trade Journals
-------------------------------------------------------------------------------
                                                                         69,965
                 .Norway: 0.9%
   1,000,000     SensoNor                                                 9,624
                 Electronic Sensors for Airbags
     200,000     Aker Maritime                                            3,365
                 Oil Field Equipment & Services
      80,000     Elkjoep Norge                                            2,267
                 Consumer Electronics Retailer
     500,000     Atex Media Solutions                                     1,175
                 Software Toolsets & Systems
-------------------------------------------------------------------------------
                                                                         16,431
                 .Sweden: 8.1%
     650,000     WM Data Nordic                                          56,685
                 Computer Services/Consulting
     150,000     Hennes & Mauritz, Cl. B                                 20,090
                 Apparel Stores
     975,000     Getinge Industrier                                      17,601
                 Sterilization & Disinfection Equipment
     450,000     Pricer, Cl. B                                           15,709
     450,000     Pricer Rights                                              561
                 Electronic Shelf Labels for Supermarkets
     320,000     Autoliv                                                 13,826
                 Seatbelts & Airbags
     315,000     Esselte, Series A                                        7,484
                 Office Supplies & Related Equipment
     355,000     Atle                                                     5,113
                 Investment Company
      50,000     Scala International                                      4,978
                 Accounting Software
     160,000     Hexagon                                                  4,662
                 Industrial Conglomerate
     315,000     Bure Investment                                          4,098
                 Health Care Services & Investments
     150,000     Frontec, Series B                                        1,513
                 Electronic Commerce Software & Services
-------------------------------------------------------------------------------
                                                                        152,320
                 .France: 4.4%
     200,000     Axime Ex Segin                                          23,665
                 Computer Services
      94,000     Cetelem                                                 11,139
                 Credit Cards
      62,000     NRJ                                                      8,504
                 Radio Network
      40,000     Guilbert                                                 7,462
                 Office Supplies Distribution
      70,000     Spir Communications                                      6,554
                 Regional Newspapers

Acorn International
     .Statement of Investments (unaudited)


Number of Shares                                                     Value (000)
-------------------------------------------------------------------------------
      50,000     Technip                                                  5,366
                 Engineering & Construction
      27,000     Canal Plus                                               5,305
                 Pay TV
      50,000     Virbac                                                   5,259
                 Drugs for Animals
      40,000     Fininfo                                                  5,223
                 Data Feeds for French Banks & Brokers
      30,000     Groupe Partouche                                         2,665
                 Casinos
     110,000     Groupe AB                                                1,059
                 Television Programming
-------------------------------------------------------------------------------
                                                                         82,201
                 .United Kingdom: 11.7%
   1,800,000     Serco Group                                             20,394
                 Facilities Management
   1,400,000     Capita Group                                            16,207
                 Outsourcing Government Services
   1,900,000     Oriflame International                                  15,911
                 Natural Cosmetics Sold Door-to-Door
   1,550,000     Powerscreen International                               15,640
                 Mobile Crushing & Screening Equipment
   3,000,000     Medeva                                                  15,147
                 Drugs for Hyperactive Children
     467,000     NTL                                                      9,865
                 Cable TV & Telephone System
   1,460,000     N. Brown Group                                           9,338
                 Mail Order Clothing in Large Sizes
   3,700,000     City Centre Restaurants                                  9,143
                 Fast Food Restaurants
   2,500,000     Capital                                                  8,518
                 Classy Casinos
   4,000,000     St. James Place                                          8,374
                 Life Insurance
   1,700,000     Securicor Group, Cl. A                                   8,179
                 Mobile Communications
   1,700,000     Rotork                                                   7,607
                 Valve Actuators for Oil & Water Pipelines
     710,000     Edinburgh Fund Managers                                  6,383
                 Investment Management
     410,000     Vosper Thornycroft Holdings                              6,008
                 Naval Shipbuilding
   2,000,000     HALMA                                                    5,846
                 Fire Detection Devices & Burglar Alarms
     720,000     Seton Healthcare Group                                   5,763
                 Pharmaceuticals
     500,000     Comcast UK Cable Partners                                5,562
                 Cable TV & Telephone System
   1,800,000     Body Shop International                                  5,542
                 Natural Cosmetics & Toiletries
   1,400,000     Ivory & Sime                                             5,264
                 Investment Management
   4,000,000     Peek                                                     5,156
                 Traffic Control Systems
  13,000,000     Electronics Boutique                                     5,016
                 Videogame/Computer Software Stores
     500,000     Expro International Group                                4,023
                 Oil Field Services
     900,000     Dorling Kindersley                                       3,990
                 Reference Books & CD-ROMs
   6,000,000     Premier Oil                                              3,497
                 Oil & Gas Producer
     670,000     Ethical Holdings                                         3,350
                 Drug Delivery
     900,000     Tunstall                                                 3,177
                 "I've fallen and I can't get up" Monitors
   1,950,000     Aberdeen Trust                                           3,122
                 Money Management
     250,000     Planning Sciences                                        2,250
                 Database & Business Intelligence Software
     238,000     Hozelock Group                                           1,663
                 Garden Hoses
-------------------------------------------------------------------------------
                                                                        219,935
                 .Switzerland: 2.9%
       6,500     Societe Generale de Surveillance                        13,310
                 Inspection/Testing of Trade Goods
      25,000     Phoenix Mecano                                          11,801
                 Electrical Components Manufacturer
      13,000     Liechtenstein Global Trust                               7,309
                 Banking & Investment Management
       8,000     Suedelektra Holding                                      6,775
                 Diversified Pool of Commodity-Related Projects
      16,000     Societe Generale d'Affichage                             6,442
                 Billboard Advertising
       2,600     Disetronic Holding                                       5,306
                 Insulin Pens & Infusion Pumps
      10,000     Prodega                                                  2,777
                 Cash-and-Carry Retailer
-------------------------------------------------------------------------------
                                                                         53,720
                 .Italy/Greece: 5.8%
   7,100,000     Banca Fideuram                                          18,386
                 Life Insurance & Mutual Funds
   2,500,000     Saipem SPA                                              11,644
                 Pipeline Construction & Drilling Contractor
     275,000     Hellenic Bottling                                        8,933
                 Coca-Cola Bottler (Greece)
     600,000     Gewiss                                                   8,524
                 Electrical Plugs & Switches


                                                                               I

Number of Shares                                                  Value (000)
-----------------------------------------------------------------------------
    550,000          Banca Popolare Di Bergamo                    $     8,391
                     Regional Bank
  3,100,000          Crociere                                           7,061
                     Mediterranean Cruise Line
  2,000,000          Editoriale L'Espresso                              6,887
                     Newspapers & Magazines
    150,000          Intracom                                           5,693
                     Telecommunications Equipment (Greece)
    600,000          Mediolanum                                         5,337
                     Life Insurance & Mutual Funds
    200,000          Industrie Natuzzi                                  4,775
                     Leather Couches
  1,100,000          Banca Di Legnano                                   4,068
                     Regional Bank
     60,000          Fila Holdings                                      3,262
                     Athletic Shoes
  1,000,000          Unipol                                             3,105
                     Life & Auto Insurance
    400,000          Attica Enterprises                                 3,018
                     Ferry Line (Greece)
     80,000          Cellular Communications International              2,220
                     Mobile Communications
  1,350,000          Autogrill Finanziari                               2,007
                     Tollway Restaurants
    125,000          Saes Getters                                       1,798
                     Getters used in TVs/PCs
    175,000          Danieli                                            1,249
                     Steel-making Machinery
    100,000          Banca Pop Commercia e Industria                    1,319
                     Regional Bank
        228          Ergo Bank                                             14
                     Bank (Greece)
-----------------------------------------------------------------------------
                                                                      107,691

                     >Spain/Portugal: 1.8%
    110,000          Campofrio Alimentacion                             7,294
                     Sausage Maker
    100,000          Mapfre Vida                                        6,384
                     Life Insurance & Mutual Funds
    160,000          Cortefiel                                          4,909
                     Apparel Retailer
    200,000          Vallehermoso                                       4,655
                     Residential Property Developer & Landlord
    250,000          Estoril Sol                                        3,428
                     Casino Resort (Portugal)
    170,000          Lusotur                                            2,888
                     Real Estate/Resort Developer (Portugal)
     16,000          Zardoya Otis                                       1,749
                     Elevator Maintenance
    150,000          Filmes Lusomundo                                   1,296
                     Newspapers, Radio, Video,
                     Film Distribution (Portugal)
    350,000          Televisao Independente                               960
                     Television Station (Portugal)
-----------------------------------------------------------------------------
                                                                       33,563

                     >Netherlands: 3.8%
    850,000          Getronics                                         27,642
                     Computer Consulting
    620,000          Kempen                                            16,328
                     Stock Brokerage/Investment Management
    125,000          Hunter Douglas                                    10,162
                     Blinds
    300,000          Fugro McClelland                                   6,397
                     Engineering, Consulting & Surveying
    280,000          Telegraaf Holdings                                 6,045
                     Newspaper Publisher
     50,000          Wegener                                            5,011
                     Newspaper Publisher
-----------------------------------------------------------------------------
                                                                       71,585

                     >Hungary: 0.3%
    145,000          Cofinec                                            4,386
                     Consumer Goods Packaging
     20,000          Gedeon Richter                                     1,292
                     Generic Drugs
-----------------------------------------------------------------------------
                                                                        5,678

                     >Poland: 0.5%
  2,550,000          Bank Inicjatyw Gospodarczych                       3,318
                     Warsaw Bank
    210,000          Amica Wronki                                       1,878
                     Appliance Manufacturer
    200,000          Bank Komunalny                                     1,626
                     Gdansk - Area Bank
     85,000          Best Company, Series D                             1,604
                     Electronics Retailer
-----------------------------------------------------------------------------
                                                                        8,426
                                                                  -----------
Europe: Total                                                         936,148


-----------------------------------------------------------------------------
Asia: 24.3%
                     >China: 0.3%
    350,000          AES China Generating                               5,775
                     Independent Power

                     >Hong Kong: 2.6%
  6,000,000          Varitronix International                           9,137
                     LCD Manufacturer
 11,000,000          JCG Holdings                                       8,659
                     Consumer Finance
 10,000,000          Li and Fung                                        8,259
                     Sourcing of Consumer Goods

                                                                               I

Acorn International
     >Statement of Investments (unaudited)

Number of Shares                                                  Value (000)
-----------------------------------------------------------------------------

  1,300,000          TVB                                          $     5,285
                     Television Broadcasting
 12,000,000          Manhattan Card                                     4,142
                     Chase's Local Credit Card
 20,000,000          Golden Harvest Entertainment                       3,355
                     Movie Distribution & Exhibition
  8,900,000          Vitasoy International Holdings                     3,130
                     Soya Milk Manufacturer
  7,200,000          Vanda Systems                                      3,089
                     Systems Integrator
  5,500,000          Innovative International Holdings                  2,183
                     Auto Accessories
  7,000,000          China HK Photo Prods                               2,078
                     Photography Products
-----------------------------------------------------------------------------
                                                                       49,317

                     >India/Pakistan: 1.0%
     82,702          Housing Development Finance                        6,340
                     Mortgage Lender
    300,000          IS Himalaya Fund                                   4,110
                     Closed-End Fund
  1,047,800          Zee Telefilms                                      2,570
                     Hindi Television Programming & Broadcasting
    299,450          Max India                                          1,711
     50,000          Max India Zero Coupon                                286
     50,000          Max India New Shares                                 286
                     Penicillin & Mobile Phones
    810,000          Tube Investment GDR                                1,458
                     Bicycle Manufacturer
    342,100          Kotak Mahindra Finance                               508
                     Consumer Finance
     59,035          Pakistan State Oil                                   412
                     Oil Distribution (Pakistan)
  2,000,000          Centurion Quantum Growth                             254
                     Closed-End Fund
-----------------------------------------------------------------------------
                                                                       17,935

                     >Japan: 9.7%
    270,000          Noritsu Koki                                      11,667
                     Photo Processing Lab Manufacturer
    130,000          Nichiei                                           10,080
                     Lender to Small & Medium Size Businesses
    299,000          Hokuto                                             9,322
                     Mushroom Grower
    163,000          Secom                                              9,150
                     Security Alarm Systems
        330          NTT Data                                           8,769
                     Computer Services/Consulting
    110,000          Nintendo                                           7,890
                     Video Games
    325,000          Meitec                                             6,510
                     Engineering Outsourcing
    235,000          Konami                                             6,434
                     Entertainment Software/Hardware
     30,000          Shohkoh Fund                                       6,324
                     Lender to Small and Medium Size Businesses
    140,000          Orix                                               6,163
                     Leasing Company
     78,000          Softbank                                           4,945
                     Publisher/Software Distributor
    115,000          HIS                                                4,923
                     Travel Agent
     75,000          Ryohin Keikaku                                     4,876
                     Designer & Retailer of Muji Brand
                     Specialty Consumer Goods
    165,000          Lasertec                                           4,851
                     Manufacturer of LCD & Photomask
                     Defect Detectors
    110,000          Paramount Bed                                      4,584
                     Hospital Bed Manufacturer
  1,330,000          Tokyu Land                                         4,501
                     Real Estate
    121,000          Nidec                                              4,476
                     Manufacturer of Motors for Hard Disk Drives
    230,000          Mirai Industry                                     4,366
                     Manufacturer of Plastic Housing Components
    195,000          Sankyo                                             4,126
                     Pachinko Machine Manufacturer
    240,000          Shinki                                             4,071
                     Corporate & Consumer Lending
    240,000          Central Uni                                        3,732
                     Health Care/Medical Equipment
    650,000          Chuo Trust & Banking                               3,549
                     Banking
    130,000          Fuji Software ABC                                  3,360
                     Computer Services/Consulting
    255,000          Heiwa                                              3,357
                     Pachinko Machine Manufacturer
    150,000          Aderans                                            3,247
                     Hairpieces & Wigs
    115,000          People                                             3,065
                     Sports Clubs
    110,000          Amway Japan                                        3,021
                     Network Sales
     70,000          Promise                                            2,929
                     Consumer Finance
    120,000          NuSkin Asia Pacific                                2,895
                     Network Sales
    142,000          Mars Engineering                                   2,879
                     Gaming Systems & Machinery

                                                                               I

Number of Shares                                              Value (000)
-------------------------------------------------------------------------
     150,000        Arrk Corporation                               $2,726
                    Industrial Modeling
     135,000        Xebio                                           2,671
                    Sporting Goods Retailer
      55,000        Tiemco                                          2,643
                    Fishing Equipment
     430,000        Nanto Bank                                      2,535
                    Banking
     126,020        Nihon Jumbo                                     2,524
                    Photo Processing Lab
     199,700        Belluna                                         2,419
                    Catalog Sales
      33,000        Sanyo Shinpan                                   1,663
                    Consumer Finance
      65,000        Aucnet                                          1,549
                    Used Auto Auctions Via Satellite
     165,000        Shochiku                                        1,359
                    Film, Television & Kabuki Producer
      50,000        Koei                                              783
                    Video Game Software
      90,000        Itariyard                                         683
                    Designer/Wholesaler of Women's Apparel
      86,000        Cats                                              633
                    Pest Control
      26,000        Mr. Max                                           267
                    Household Goods & Appliance Retailer
-------------------------------------------------------------------------
                                                                  182,517
                    .Korea/Taiwan: 3.4%
      15,000        SK Telecom (formerly known as
                    Korea Mobile Telecom)                          13,598
                    Mobile Communications
     480,000        President Enterprises                           9,000
                    Food Manufacturer & Distributor (Taiwan)
      80,000        Formosa Fund                                    8,600
                    Closed-End Fund (Taiwan)
      70,000        Taipei Fund                                     7,455
                    Closed-End Fund (Taiwan)
      23,000        S1 Corporation                                  6,434
                    Systems Security
     290,000        Kookmin Bank                                    5,059
                    Retail Bank
     178,970        Dongbu Fire & Marine Insurance                  4,457
                    Non-Life Insurance
     230,000        Formosa Growth Fund                             4,198
                    Closed-End Fund (Taiwan)
      70,000        Daehan City Gas                                 3,596
                    Gas Utility
     150,000        Baring Taiwan Fund                              1,894
                    Closed-End Fund (Taiwan)
-------------------------------------------------------------------------
                                                                   64,291
                    .Malaysia: 2.1%
   2,350,000        Malaysian Assurance Alliance                   13,554
                    Insurance
   2,000,000        Malaysian Oxygen                               10,810
                    Industrial Gases
   3,300,000        Arab Malaysian Finance                          9,850
                    Consumer Finance
     450,000        O.Y.L. Industries                               4,447
                    Air Conditioners
-------------------------------------------------------------------------

                                                                   38,661
                    .Indonesia: 1.4%
   3,000,000        Bank Niaga                                      8,996
                    Banking
   1,600,000        Modern Photo Film                               5,364
                    Fuji Film Distributor
   2,900,900        Tigaraksa Satria                                4,047
                    Distributor of Consumer Goods
     230,000        Unilever                                        4,586
                    Consumer Goods
   3,000,000        Mustika Ratu                                    3,639
                    Traditional Cosmetics
-------------------------------------------------------------------------
                                                                   26,632
                    .Philippines: 1.4%
  25,000,000        Int'l Container Terminal Services              14,935
                    Container Handling Terminals &
                    Port Management
   3,000,000        Philippine Savings Bank                         6,031
                    Banking
  12,100,000        Mondragon International                         5,163
                    Casinos/Resort
-------------------------------------------------------------------------
                                                                   26,129
                    .Singapore: 1.6%
   5,500,000        Genting International                          16,280
                    Cruise Line
   3,050,000        Venture Manufacturing                           7,470
   2,500,000        Venture Manufacturing Wts. 7/26/99              4,342
                    Contract Electronics Manufacturer
     750,000        Datacraft Asia                                  1,590
                    Networking Services
-------------------------------------------------------------------------
                                                                   29,682
                    .Thailand: 0.8%
   4,700,000        Shinawatra Satellite                            5,609
                    Satellite Leasing
     320,000        Bangkok Insurance                               4,805
                    Finance/Insurance
     200,000        Serm Suk                                        3,234
                    Pepsi Bottler

Acorn International
    .Statement of Investments (unaudited)


Number of Shares                                            Value (000)
-----------------------------------------------------------------------

     2,600,000      Sinpinyo Fund V                            $  1,026
                    Closed-End Fund
-----------------------------------------------------------------------
                                                                 14,674
                                                               --------
Asia: Total                                                     455,613
-----------------------------------------------------------------------
Latin America: 8.2%
                    .Mexico: 2.9%
     3,000,000      Kimberly Clark de Mexico                     12,123
                    Paper Products
     3,000,000      Nadro, Series L                              10,516
                    Pharmaceutical Distributor
     1,500,000      Grupo Industrial Bimbo                        9,267
                    Bread, Baked Goods & Snacks
       450,000      Bufete Industrial                             9,225
                    Engineering & Construction
       579,000      Grupo Radio Centro                            4,994
                    Radio Stations & Networks
       250,000      Tubos de Acero de Mexico                      4,281
                    Seamless Pipe for Oil Wells
     2,100,000      Fondo Opcion, Series B                        2,648
                    Real Estate Investment Fund
     4,900,000      Grupo Herdez, Series B                        1,816
                    Sauces & Condiments
       107,000      Cofar                                           160
                    Drug Stores
-----------------------------------------------------------------------
                                                                 55,030
                    .Brazil: 2.1%
    20,000,000      Banco Itau Pfd.                              10,337
                    Bank
   185,000,000      Cemig Pfd.                                    7,607
                    Electric Utility
     3,500,000      White Martins                                 5,678
                    Industrial Gases
    35,000,000      Telemig Pfd.                                  4,737
    35,000,000      Telemig                                       4,687
                    Telecommunications
       370,000      Elevadores Atlas                              4,536
                    Elevator Services
     1,000,000      Brazilian Smaller Companies Warrants            725
                    Closed-End Fund
-----------------------------------------------------------------------
                                                                 38,307
                    .Argentina: 1.5%
       320,000      IRSA                                         11,920
                    Real Estate Management & Development
     4,000,000      Siderca                                       8,441
                    Seamless Pipe for Oil Wells
       600,000      Perez Companc                                 4,638
                    Oil & Gas Producer
     1,400,000      Cresud                                        2,590
                    Grain & Cattle Farms

       220,470      Cerveceria Biekert                              392
                    Brewer
-----------------------------------------------------------------------
                                                                 27,981
                    .Chile: 1.2%
       150,000      Genesis Chile Fund                            6,712
                    Closed-End Fund
       250,000      Santa Isabel                                  6,469
                    Grocery Stores
       260,000      Banco BHIF                                    5,557
                    Financial Services
       120,000      Embotelladora Andina                          4,455
                    Coca-Cola Bottler
-----------------------------------------------------------------------
                                                                 23,193
                    .Peru: 0.1%
     2,527,334      Enrique Ferreyros                             2,288
       795,685      Enrique Ferreyros Rights                         30
                    Heavy Machinery Dealer
-----------------------------------------------------------------------
                                                                  2,318
                    .Panama: 0.4%
       150,000      Banco Latinoamericano
                    de Exportaciones                              7,088
                    Trade Financing
                                                               --------
Latin America: Total                                            153,917
-----------------------------------------------------------------------
Other Countries: 7.5%
                    .Australia/New Zealand: 3.9%
     2,000,000      Publishing & Broadcasting                    10,786
                    Media & TV Broadcasting
     1,750,000      Sky City                                      8,207
                    Casino & Hotel (New Zealand)
     3,000,000      Village Roadshow Pfd. Cl. A                   8,090
                    Film Distribution, Exhibition & Production
     4,000,000      Austereo                                      7,714
                    Radio Stations
     1,400,000      Petsec Energy                                 5,817
                    Oil & Gas Producer
     4,600,000      Sonic Healthcare                              5,770
                    Pathology Labs
     3,600,000      Tyndall Australia                             5,616
                    Money Management & Insurance
     1,970,000      Skilled Engineering                           5,220
                    Temporary Skilled Labor
     2,000,000      Anaconda Nickel                               5,064
                    Nickel Mining
       420,000      Hudson Conway                                 4,346
                    Casino Managers
       600,000      Siddons Ramset                                3,339
                    Manufacturer & Distributor of
                    Construction Materials


Number of Shares                                  Value (000)
-------------------------------------------------------------
   600,000  PDL Holdings                              $ 2,856
            Electrical Equipment Manufacturer &
            Distributor (New Zealand)
   670,000  Burswood Property Trust                       730
            Perth Casino & Resort
-------------------------------------------------------------
                                                       73,555

            .Canada: 2.8%
 1,000,000  Ranger Oil                                  9,500
            Oil & Gas Producer
   450,000  Shaw Industries                             9,609
            Oil Field Services
   395,000  Veritas Energy Services                     8,113
            Geophysical Contractor
   215,000  Cinar Films                                 5,267
            Children's Television Programming
 1,400,000  Pan East Petroleum                          4,560
            Oil & Gas Producer
   600,000  Shaw Communications                         4,235
            Cable TV
   500,000  Cogeco                                      3,257
            Cable TV
 1,000,000  Bracknell                                   2,787
            Speciality Contractor
   300,000  Shermag                                     2,704
            Manufacturer of Solid Wood Furniture
   300,000  Cogeco Cable                                2,248
            Cable TV
   250,000  Fundy Cable                                 1,086
            Cable TV
-------------------------------------------------------------
                                                       53,366
            .Israel: 0.7%
   325,000  Blue Square Israel                          5,769
            Supermarkets & Department Stores
   200,000  Pec Israel Economic                         3,775
            Industrial Holdings
   200,000  ZAG Industries                              2,712
            Plastic Hardwares
-------------------------------------------------------------
                                                       12,256
            .South Africa: 0.1%
   405,000  Energy Africa                               1,878
            Oil & Gas Producer
                                                   ----------
Other: Total                                          141,055

-------------------------------------------------------------
Foreign Corporations, Operations in the U.S.: 0.3%
   161,000  Carnival                                    5,957
            Cruise Ship Line (Panama)

Foreign Corporations, Operations                   ----------
 in the U.S.: Total                                     5,957

     4,744  Miscellaneous Securities: 0.0%                 18

Total Common Stocks and Other                      ----------
 Equity-Like Securities: 90.3%                      1,692,708
                                                   ----------
Short-Term Obligations: 9.3%                          173,935

                                                   ----------
Total Investments: 99.6%                            1,866,643

                                                   ----------
Cash and Other Assets Less Liabilities: 0.4%            7,262

                                                   ----------
Total Net Assets: 100%                             $1,873,905
-------------------------------------------------------------

Acorn International
    .Portfolio Diversification


At March 31, 1997, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                                     Value (000)    Percent
-------------------------------------------------------------
 .Information
Computer Systems                        $114,459       6.1%
Broadcasting/CATV                         88,801       4.7
Software/Services                         85,649       4.6
Mobile Communications                     49,979       2.7
Distribution                              39,707       2.1
Consumer Electronics                      24,816       1.3
Instrumentation                            8,390       0.5
Equipment                                  5,693       0.3
-------------------------------------------------------------
                                         417,494      22.3

 .Health Care
Biotechnology/Drug Delivery               42,784       2.3
Services                                  36,704       1.9
Hospital/Laboratory Supplies              29,774       1.6
Equipment                                 26,639       1.4
-------------------------------------------------------------
                                         135,901       7.2

 .Consumer Goods/Services
Retail                                   157,106       8.4
Manufacturers                            122,906       6.5
Entertainment/Leisure                     79,204       4.3
Food                                      71,724       3.8
Recreational Vehicles                      3,273       0.2
-------------------------------------------------------------
                                         434,213      23.2

 .Finance
Money Management                      $  118,566       6.3%
Banks                                     75,967       4.0
Insurance                                 27,382       1.5
Other                                    129,255       6.9
-------------------------------------------------------------
                                         351,170      18.7

 .Industrial Goods/Services
Services                                 132,555       7.1
Machinery Processing                      62,322       3.3
Steel                                     10,289       0.5
Forest Products/Construction               4,765       0.3
-------------------------------------------------------------
                                         209,931      11.2

 .Energy/Minerals
Oil/Gas Producers                         48,813       2.6
Oil Services                              27,473       1.5
Independent Power                         16,978       0.9
Mining                                     5,064       0.3
Refining/Marketing                           412       0.0
-------------------------------------------------------------
                                          98,740       5.3

 .Real Estate                              33,541       1.8

 .Transportation                           11,718       0.6

Short-Term Obligations                   173,935       9.3

                                      -----------------------
Total Investments                     $1,866,643      99.6%
-------------------------------------------------------------

The Acorn                                                                      A
---------------------------                                                    I
            Family of Funds                                                    U


 .Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Adolph Meyer, Jr.

Ralph Wanger


 .Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Terence M. Hogan
Vice President

Leah J. Zell
Vice President

Robert A. Mohn
Vice President

Marcel P. Houtzager
Vice President

Merrillyn J. Kosier
Vice President and Secretary

Bruce H. Lauer
Vice President and Treasurer

Kenneth A. Kalina
Assistant Treasurer


 .Investment Advisor

Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-9-ACORN-9
(1-800-922-6769)
e-mail: acorn@wanger.com
web site: www.wanger.com

 .Distributor

WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, Massachusetts 02266-8502

 .Transfer Agent, Dividend Disbursing Agent and Custodian

State Street Bank and Trust Company
Attention: Acorn Family of Funds
P.O. Box 8502
Boston, Massachusetts 02266-8502
1-800-962-1585

 .Legal Counsel

Bell, Boyd & Lloyd
Chicago, Illinois


This report, including the unaudited schedules of investments is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

                              [PICTURE OF ACORNS]



The Acorn
------------------------------
               Family of Funds

WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, MA 02266-8502